UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-22215

International Growth and Income Fund
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: June 30

Date of reporting period: September 30, 2010

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

International Growth and Income FundSM
Investment portfolio

September 30, 2010
  unaudited
Common stocks — 90.26%	Shares	Value (000)

FINANCIALS — 20.33%
Bank of Nova Scotia	1,604,000	$85,617
Prudential PLC1	7,044,503	70,507
HSBC Holdings PLC (Hong Kong)1	4,356,896	44,634
HSBC Holdings PLC (United Kingdom)1	1,008,896	10,217
UBS AG1,2	3,190,000	54,258
Industrial and Commercial Bank of China Ltd., Class H1	66,660,000	49,560
Agricultural Bank of China, Class H1,2	88,501,000	45,796
Australia and New Zealand Banking Group Ltd.1	1,952,664	44,694
Toronto-Dominion Bank	610,000	44,139
Itaú Unibanco Holding SA, preferred nominative	1,590,000	38,030
AXA SA1	2,016,939	35,415
Hong Kong Exchanges and Clearing Ltd.1	1,785,000	35,094
Sampo Oyj, Class A1	1,235,000	33,382
Fairfax Financial Holdings Ltd.	70,000	28,498
QBE Insurance Group Ltd.1	1,697,500	28,319
Singapore Exchange Ltd.1	3,430,000	23,567
BNP Paribas SA1	326,073	23,302
Absa Group Ltd.1	1,077,000	20,696
DnB NOR ASA1	1,417,777	19,330
Nomura Holdings, Inc.1	3,219,900	15,614
Standard Chartered PLC1	530,198	15,235
Longfor Properties Co. Ltd.1	10,500,000	11,896
Banco Santander, SA1	906,593	11,486
Banco Bilbao Vizcaya Argentaria, SA1	840,000	11,376
ING Groep NV, depository receipts1,2	928,568	9,590
Macquarie Group Ltd.1	227,000	7,976
Société Générale1	133,062	7,704
Unibail-Rodamco SE, non-registered shares1,2	26,200	5,826
		831,758

CONSUMER STAPLES — 13.90%
British American Tobacco PLC1	3,345,000	124,974
Tesco PLC1	14,108,000	94,015
Unilever NV, depository receipts1	2,327,700	69,741
Kimberly-Clark de México, SAB de CV, Class A	9,195,000	58,549
Anheuser-Busch InBev NV1	902,240	53,007
Shoprite Holdings Ltd.1	3,585,000	50,780
Pernod Ricard SA1	369,660	30,926
Coca-Cola Amatil Ltd.1	2,621,731	30,378
Grupo Modelo, SAB de CV, Series C	3,425,000	18,813
Foster’s Group Ltd.1	2,865,000	16,932
X5 Retail Group NV (GDR)1,2	360,000	14,402
Beiersdorf AG1	99,442	6,104
		568,621

INDUSTRIALS — 9.32%
Schneider Electric SA1	559,776	71,124
Siemens AG1	423,500	44,792
Capita Group PLC1	3,300,414	40,789
Geberit AG1	195,100	34,773
AB SKF, Class B1	1,255,000	28,894
Mitsubishi Corp.1	1,151,200	27,320
Vallourec SA1	262,000	26,071
Cia. de Concessões Rodoviárias, ordinary nominative	1,000,000	25,798
G4S PLC1	6,038,000	24,161
Marubeni Corp.1	3,750,000	21,254
Orkla AS1	2,207,800	20,362
Qantas Airways Ltd.1,2	5,826,126	15,712
		381,050

TELECOMMUNICATION SERVICES — 8.68%
Telefónica, SA1	2,683,000	66,559
Telekom Austria AG, non-registered shares1	4,027,649	60,546
América Móvil, SAB de CV, Series L (ADR)	554,000	29,545
América Móvil, SAB de CV, Series L	10,684,600	28,463
Koninklijke KPN NV1	2,000,000	30,960
Taiwan Mobile Co., Ltd.1	14,430,000	29,787
KDDI Corp.1	5,690	27,270
Bell Aliant Regional Communications Income Fund	855,000	21,498
Telefónica 02 Czech Republic, AS1	842,000	18,020
China Telecom Corp. Ltd., Class H1	27,650,000	15,141
Telstra Corp. Ltd.1	5,640,000	14,283
France Télécom SA1	480,800	10,403
Vodafone Group PLC1	1,045,500	2,588
		355,063

ENERGY — 7.10%
Royal Dutch Shell PLC, Class B1	3,804,000	111,049
TOTAL SA1	1,884,300	97,191
TransCanada Corp.	1,146,905	42,548
Saipem SpA, Class S1	575,700	23,112
Oil Search Ltd.1	2,750,000	16,367
		290,267

UTILITIES — 6.76%
Hongkong Electric Holdings Ltd.1	13,095,000	79,603
National Grid PLC1	7,594,999	64,472
GDF SUEZ1	1,189,271	42,707
Snam Rete Gas SpA1	5,500,000	27,877
Cia. Energética de Minas Gerais — CEMIG, preferred nominative	1,292,362	20,967
RWE AG1	205,000	13,828
CLP Holdings Ltd.1	1,550,000	12,376
E.ON AG1	275,000	8,094
SUEZ Environnement Co.1	350,000	6,478
		276,402

INFORMATION TECHNOLOGY — 6.42%
Nintendo Co., Ltd.1	292,400	73,075
Canon, Inc.1	1,025,000	47,930
Taiwan Semiconductor Manufacturing Co. Ltd.1	17,991,506	35,692
HTC Corp.1	1,156,050	26,222
MediaTek Inc.1	1,630,018	22,921
Cielo SA, ordinary nominative	2,065,000	17,977
Samsung Electronics Co. Ltd.1	24,000	16,355
Keyence Corp.1	66,000	14,394
HOYA CORP.1	329,800	8,060
		262,626

MATERIALS — 5.56%
L’Air Liquide SA, non-registered shares1	375,466	45,938
K+S AG1	638,000	38,207
Orica Ltd.1	1,320,240	32,809
Impala Platinum Holdings Ltd.1	1,225,000	31,599
BHP Billiton PLC (ADR)	394,600	25,223
Syngenta AG1	80,800	20,093
Shin-Etsu Chemical Co., Ltd.1	290,000	14,161
Anglo American PLC1	235,000	9,538
Barrick Gold Corp.	206,000	9,536
CRH PLC1	31,200	514
		227,618

CONSUMER DISCRETIONARY — 5.28%
H & M Hennes & Mauritz AB, Class B1	1,141,400	41,326
Virgin Media Inc.2	1,636,000	37,661
Toyota Motor Corp.1	1,014,300	36,355
Cie. Générale des Établissements Michelin, Class B1	274,700	20,964
Bayerische Motoren Werke AG1	280,000	19,670
Daimler AG1,2	294,000	18,653
OPAP SA1	1,135,000	17,916
Naspers Ltd., Class N1	275,000	13,438
Intercontinental Hotels Group PLC1	550,000	9,850
		215,833

HEALTH CARE — 4.40%
Novartis AG1	1,248,000	71,915
GlaxoSmithKline PLC1	1,500,000	29,593
CSL Ltd.1	610,000	19,486
Roche Holding AG1	129,600	17,695
Sanofi-aventis1	250,000	16,683
Shionogi & Co., Ltd.1	850,000	15,568
Smith & Nephew PLC1	1,011,000	9,224
		180,164

MISCELLANEOUS — 2.51%
Other common stocks in initial period of acquisition		102,794

Total common stocks (cost: $3,095,790,000)		3,692,196

Preferred stocks — 0.64%

FINANCIALS — 0.64%
HSBC Holdings PLC, Series 2, 8.00%	400,000	10,797
Barclays Bank PLC, Series RCI, 14.00%3	3,570,000	7,052
SMFG Preferred Capital USD 3 Ltd. 9.50%3,4	5,410,000	6,187
Resona Preferred Global Securities (Cayman) Ltd. 7.191%3,4	2,355,000	2,311

Total preferred stocks (cost: $21,644,000)		26,347

Rights — 0.02%

MISCELLANEOUS — 0.02%
Other rights in initial period of acquisition		767

Total rights (cost: $0)		767

	Shares or
Convertible securities — 0.53%	principal amount	Value (000)

MATERIALS — 0.53%
Sino-Forest Corp. 4.25% convertible notes 20164	$14,400,000	$14,967
Vale SA 6.75% convertible preferred 2012	75,000	6,603

Total convertible securities (cost: $18,645,000)		21,570

	Principal amount
Bonds & notes — 2.13%	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.76%
Brazilian Treasury Bill 0% 2011	BRL28,700	16,526
Greek Government, Series 30, 4.60% 2040	€18,000	14,549
		31,075

FINANCIALS — 0.60%
Westfield Group 5.40% 20124	$175	187
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20144	430	471
Westfield Group 5.70% 20164	4,540	5,080
Westfield Group 7.125% 20184	8,940	10,529
Société Générale 6.999% (undated)3	€6,200	8,389
		24,656

CONSUMER STAPLES — 0.42%
British American Tobacco International Finance PLC 8.125% 20134	$12,159	14,328
British American Tobacco International Finance PLC 9.50% 20184	2,000	2,724
		17,052

CONSUMER DISCRETIONARY — 0.29%
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	2,995	3,128
DaimlerChrysler North America Holding Corp. 7.75% 2011	1,450	1,478
DaimlerChrysler North America Holding Corp. 7.30% 2012	4,642	4,994
DaimlerChrysler North America Holding Corp. 6.50% 2013	1,990	2,278
		11,878

TELECOMMUNICATION SERVICES — 0.06%
Digicel Group Ltd. 12.00% 20144	2,000	2,325

Total bonds & notes (cost: $72,540,000)		86,986

Short-term securities — 5.90%

Hewlett-Packard Co. 0.20% due 10/6/20104	45,700	45,698
UBS Finance (Delaware) LLC 0.19% due 10/1/2010	45,200	45,200
Freddie Mac 0.25%–0.26% due 12/6/2010–1/18/2011	44,800	44,781
Jupiter Securitization Co., LLC 0.23% due 10/18/20104	32,600	32,596
Straight-A Funding LLC 0.25%–0.26% due 10/27–11/19/20104	31,100	31,092
Wal-Mart Stores Inc. 0.21% due 11/9/20104	18,600	18,596
Federal Home Loan Bank 0.19% due 10/22/2010	11,600	11,599
Fannie Mae 0.23%–0.24% due 10/27/2010–1/5/2011	11,600	11,597

Total short-term securities (cost: $241,151,000)		241,159

Total investment securities (cost: $3,449,770,000)		4,069,025
Other assets less liabilities		21,472

Net assets		$4,090,497

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $3,159,334,000, which represented 77.24% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.
3Coupon rate may change periodically.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $187,091,000, which represented 4.57% of the net assets of the fund.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Financials	$196,284	$635,474	*	$—	$831,758
Consumer staples	77,362	491,259	*	—	568,621
Industrials	25,798	355,252	*	—	381,050
Telecommunication services	79,506	275,557	*	—	355,063
Energy	42,548	247,719	*	—	290,267
Utilities	20,967	255,435	*	—	276,402
Information technology	17,977	244,649	*	—	262,626
Materials	34,759	192,859	*	—	227,618
Consumer discretionary	37,661	178,172	*	—	215,833
Health care	—	180,164	*	—	180,164
Miscellaneous	—	102,794	*	—	102,794
Preferred stocks	—	26,347		—	26,347
Rights	767	—		—	767
Convertible securities	6,603	14,967		—	21,570
Bonds & notes	—	86,986		—	86,986
Short-term securities	—	241,159		—	241,159

Total	$540,232	$3,528,793		$—	$4,069,025

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $3,159,334,000 of investment securities were classified as Level 2 instead of Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$671,654
Gross unrealized depreciation on investment securities	(53,241)
Net unrealized appreciation on investment securities	618,413
Cost of investment securities for federal income tax purposes	3,450,612

Key to abbreviations and symbol

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
BRL = Brazilian reais
€ = Euros

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-934-1110O-S25500

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERNATIONAL GROWTH AND INCOME FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: November 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: November 26, 2010

By /s/ Jennifer M. Buchheim
Jennifer M. Buchheim, Treasurer and Principal Financial Officer

Date: November 26, 2010